Financial income (expense) (Tables)	9 Months Ended
Sep. 30, 2016
Nonoperating Income (Expense) [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
The components of financial income (expense) are as follows:

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars)	2016	2015	2016	2015
Interest income	$192	2,423	697	$7,275
Interest expense:
Interest expense	(5,486)	(2,789)	(16,601)	(8,403)
Commitment fees	(294)	(305)	(896)	(904)
Amortization of debt issuance cost and fair value of debt assumed	(503)	(650)	(1,546)	(1,946)
Total interest expense	(6,283)	(3,744)	(19,043)	(11,253)
Gain (loss) on derivative instruments	517	354	1,178	467
Other items, net:
Foreign exchange gain (loss)	(66)	(643)	(430)	(1,315)
Bank charges, fees and other	(46)	(23)	(137)	(38)
Withholding tax on interest expense and other	(666)	(610)	(2,212)	(1,957)
Total other items, net	(778)	(1,276)	(2,779)	(3,310)
Total financial income (expense), net	$(6,352)	(2,243)	(19,947)	$(6,821)